Statements of operations and comprehensive loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
License revenue	$ 515
Operating expenses:
Research and development	12,484	$ 6,964	$ 10,762	$ 6,692
General and administrative	3,872	5,337	6,555	3,131
Total operating expenses	16,356	12,301	17,317	9,823
Loss from operations	(15,841)	(12,301)	(17,317)	(9,823)
Other income (expense):
Interest expense			(330)	(371)
Interest income			8	5
Total other expense			(322)	(366)
Other income (expense)	(355)	(168)
Net loss	$ (16,196)	$ (12,469)	$ (17,639)	$ (10,189)
Net loss per share of common stock - basic and diluted	$ (1.54)	$ (5.59)	$ (7.54)	$ (5.86)
Weighted average shares outstanding - basic and diluted	10,502,459	2,231,830	2,338,950	1,738,660
Net loss	$ (16,196)	$ (12,469)	$ (17,639)	$ (10,189)
Unrealized loss on available-for-sale investments	(5)
Comprehensive loss	$ (16,201)	$ (12,469)